Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid operating expenses	$ 238,617	$ 122,428	$ 61,459
Contract manufacturers and research organizations	658,188	241,111	441,593
Insurance premiums	601,185	1,255,317	1,393,853
Prepaid FICA	422,492	422,492	0
Deposits		9,410	9,410
Prepaid expenses and other current assets	$ 1,920,482	$ 2,050,758	$ 1,906,315